Taxes on Income (Details) - Schedule of Composition and Movement in Deferred Taxes - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
In non-current liabilities [Member]
Taxes on Income (Details) - Schedule of Composition and Movement in Deferred Taxes [Line Items]
Balance beginning	[1]	$ (3,432)	$ (4,734)
Charged to profit or loss	[1]		787
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]		515
Charged to profit or loss	[1]	1,725
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	132
Balance ending	[1]	(1,575)	(3,432)
As shown on balance sheet :	[1],[2]	(116)
In non-current assets [Member]
Taxes on Income (Details) - Schedule of Composition and Movement in Deferred Taxes [Line Items]
Balance beginning	[1]	3,271	3,469
Charged to profit or loss	[1]		215
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]		(413)
Charged to profit or loss	[1]	(1,686)
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(126)
Balance ending	[1]	1,459	$ 3,271
As shown on balance sheet :	[1],[2]

[1]	The deferred taxes are computed at a tax rate of 23%.
[2]	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.